UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM ABS-15G
ASSET-BACKED SECURITIZER
REPORT PURSUANT TO SECTION 15G OF
THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:
X      Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period January 1, 2019 to December 31, 2019.
Date of Report (Date of earliest event reported): February 13, 2020
Commission File Number of securitizer:      025-00543

Central Index Key Number of securitizer:     0000769993
Goldman, Sachs & Co.1
(Exact name of securitizer as specified in its charter)
Tim Saunders, (212) 493-9401
Name and telephone number, including area code, of the person to contact in connection with this filing.

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) [ ]
Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) [ ]
Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) [X]
___      Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

Central Index Key Number of depositor:

___________________________________
(Exact name of issuing entity as specified in its charter)

Central Index Key Number of issuing entity (if applicable): ____________
Central Index Key Number of underwriter (if applicable): ____________

___________________________________
Name and telephone number, including area code, of the person to contact in connection with this filing.

1 Relates to issuances of Ginnie Mae REMIC securities for which the filer acts as sponsor.

SIGNATURES
     Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.
Dated: February 13, 2020
                         GOLDMAN, SACHS & CO.
                                  (Securitizer)

                         By:  /s/ Mahesh Saireddy__
                                 Name:      Mahesh Saireddy
                                 Title:      Managing Director